Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank and in hand	$ 147,581	$ 2,309,303	$ 514,140
Total cash and cash equivalents	$ 147,581	$ 2,309,303	$ 514,140